Recently issued accounting pronouncements	6 Months Ended
Jun. 30, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently issued accounting pronouncements
Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements
The FASB issued accounting standards update ("ASU") 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (“SOFR”) Overnight Index Swap (“OIS”) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes to identify a suitable alternative to the U.S. dollar LIBOR that is more firmly based on actual transactions in a robust market. This update permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes. This update was adopted concurrently with ASU 2017-12 in the first quarter of 2019. The Company will follow the pronouncements prospectively for qualifying new or redesignated hedging relationships.
The FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting to expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from non-employees. This update changes the measurement basis and date of non-employee share-based payment awards and also makes amendments to how to measure non-employee awards with performance conditions. The adoption of this update in the first quarter of 2019 had no impact on the Company's unaudited interim consolidated financial statements.
The FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements. The update also makes certain targeted improvements to simplify the application of the hedge accounting guidance. The FASB also issued ASU 2019-04 that contains further codification improvements to ASU 2017-12. The adoption of these updates in the first quarter of 2019 resulted in a reclassification of $186 from retained earnings to accumulated other comprehensive income for previous hedge ineffectiveness recognized in earnings for outstanding hedging contracts. The Company has also made certain amendments and simplifications to hedge effectiveness testing procedures and documentation to be followed prospectively where applicable in accordance with the pronouncements in the update.
The FASB issued ASU 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception to address narrow issues with applying GAAP for certain financial instruments with characteristics of liabilities and equity. The adoption of this update in the first quarter of 2019 had no impact on the unaudited interim consolidated financial statements.

2.     Recently issued accounting pronouncements (continued)

(a)	Recently adopted accounting pronouncements (continued)
The FASB issued ASU 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations utilizing leases. This ASU requires lessees to recognize the assets and liabilities arising from all leases on the balance sheet, but the effect of leases in the statement of operations and the statement of cash flows is largely unchanged. The FASB also issued subsequent amendments to ASC 842 that provide further practical expedients as well as codification clarifications and improvements. The adoption of this new lease standard in the first quarter of 2019 using a modified retrospective approach resulted in an adjustment of $8,295 to right-of-use assets and operating lease liabilities on the unaudited interim consolidated balance sheets, with no restatement of the comparative period.
The Company implemented new processes and procedures for the identification, analysis, and measurement of new lease contracts. A new software solution was implemented to assist with contract management, information tracking, and measurement as it relates to the new standard. The Company elected the following practical expedients as part of its adoption:

1.	"Package of three" practical expedient that permits the Company not to reassess the scope, classification and initial direct costs of its expired and existing leases;

2.	Land easements practical expedient that permits the Company not to reassess the accounting for land easements previously not accounted for under Leases ASC 840; and

3.	Hindsight practical expedient that allows the Company to use hindsight in determining the lease term for existing contracts.
In addition, the Company made an accounting policy election to not recognize a lease liability or right-of-use asset on its consolidated balance sheets for short-term leases (lease term less than 12 months).

(b)	Recently issued accounting guidance not yet adopted
The FASB issued ASU 2019-05, Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief to provide entities that have certain instruments measured at amortized cost within the scope of Subtopic 326-20, with an option to irrevocably elect the fair value option in Subtopic 825-10 to be applied on an instrument-by-instrument basis. This election is not available for held-to-maturity debt securities. The amendments are effective the same date as update 2016-13, which is January 1, 2020. The Company is currently in the process of evaluating the impact of this update on its consolidated financial statements.
The FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815 - Derivatives and Hedging, and Topic 825, Financial Instruments to provide specific clarification and correction in certain areas of ASU No. 2016-01, 2016-13, and 2017-12. The amendments to update 2017-12 are effective the same date as update 2017-12, which was adopted in the first quarter of 2019. The adoption of this update by the Company had no impact on its unaudited interim consolidated financial statements. The amendments to updates 2016-01 and 2016-13 are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is currently in the process of evaluating the impact of the adoption of these updates on its unaudited interim consolidated financial statements. The Company does not expect a significant impact on its consolidated financial statements as a result of the adoption of these updates.